SIGNIFICANT ACCOUNTING POLICIES - Available-for-sale Financial Securities (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-Sale Financial Securities
Available-for-sale debt securities, amortized cost	$ 0	$ 93,773